Condensed financial information of the Company	6 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the Company

22. Condensed financial information of the Company

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation, using the same accounting policies as set out in the Group’s consolidated financial statements.

Condensed balance sheets

	As of
	September 30, 2024	March 31, 2024
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$95,454	$231,694
Deferred expenses	16,375	49,125
Prepayment and other current assets	—	70,000
Amounts due from subsidiaries and VIE	3,792,600	3,791,734
Investment in subsidiaries and VIE	15,466,740	17,358,111
TOTAL ASSETS	$19,371,169	$21,500,664
Amounts due to related parties	7,107	2,107
Note payable	100,115	—
Accrued expenses	70,000	—
TOTAL LIABILITIES	$177,222	$2,107
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	19,492,001	19,055,297
Statutory reserve	745,590	745,590
Accumulated profits	453,320	3,389,754
Accumulated other comprehensive loss	(1,500,150)	(1,695,174)
Total shareholders’ equity	$19,193,947	$21,498,557

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2024	2023
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(849,946)	$(658,803)
Share of profit in subsidiaries and VIE	(2,086,395)	289,289
Others, net	(93)	2,541
(Loss)/Income before income tax provision	(2,936,434)	(366,973)
Provision for income tax	—	—
Net (loss)/profit	$(2,936,434)	$(366,973)

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2024	2023
Net loss	$(2,936,434)	$(366,973)
Other comprehensive loss	195,024	(981,042)
Total comprehensive loss	$(2,741,410)	$(1,348,015)

Condensed cash flow

	For the six months ended September 30,
	2024	2023
Net cash used in operating activities	$(236,355)	$(713,851)
Net cash used in investing activities	—	—
Net cash provided by financing activities	100,115	—
Net cash outflow	$(136,240)	$(713,851)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIE.

The parent company records its investment in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIE” and their respective profit or loss as “Share of profit in subsidiaries and VIE” on the condensed statements of income. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries and VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIE or is otherwise committed to provide further financial support. If the subsidiaries and VIE subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.